NOTE 22: COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Note 22 Commitments And Contingencies
Disclosure of detailed information about commitments
	Total	Within 1 year	2 - 5 years	Greater than 5 years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	$1,554,892	$1,554,892	$–	$–
Notes payable	760,715	610,444	150,271	–
Convertible debentures payable	274,466	274,466	–	–
Secured loan payable	717,460	717,460	–	–
	3,307,533	3,157,262	150,271	–

Commitments
Future operating commitments	180,696	146,036	34,660	–

Total financial liabilities and commitments	$3,488,229	$3,303,298	$184,931	$–